SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted shares calculation	1,607	2,071	1,898	2,071	1,727
Convertible notes and securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted shares calculation			1,093	1,093	1,093
Restricted stock units, stock options, and SARs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted shares calculation			805	978	634